Guarantor Statements - Cash Flow (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Cash Flow Statement [line items]
Net cash flow from operating activities		€ 2,392	€ 2,690	[1]
Net cash flow from /(used in) investing activities		(716)	(1,441)	[1]
Net cash flow from/(used in) financing activities		(856)	(679)	[1]
Net increase/(decrease) in cash and cash equivalents		820	570	[1]
Cash and cash equivalents at beginning of year		3,090	3,169	[1]
Effect of foreign exchange rates		(121)	72	[1]
Cash and cash equivalents at end of year		3,789	3,811	[1]
Unilever Capital Corporation Subsidiary Issuer [member]
Disclosure Of Cash Flow Statement [line items]
Net cash flow from operating activities		(1)
Net cash flow from /(used in) investing activities		2,454	(1,336)	[1]
Net cash flow from/(used in) financing activities		(2,437)	1,340	[1]
Net increase/(decrease) in cash and cash equivalents		16	4	[1]
Cash and cash equivalents at beginning of year		6
Effect of foreign exchange rates		(2)	7	[1]
Cash and cash equivalents at end of year		20	11	[1]
Unilever Parent Entities [member]
Disclosure Of Cash Flow Statement [line items]
Net cash flow from operating activities	[2]	493	417	[1]
Net cash flow from /(used in) investing activities	[2]	(1,698)	(2,731)	[1]
Net cash flow from/(used in) financing activities	[2]	1,202	2,275	[1]
Net increase/(decrease) in cash and cash equivalents	[2]	(3)	(39)	[1]
Cash and cash equivalents at beginning of year	[2]	7	23	[1]
Effect of foreign exchange rates	[2]	(3)	18	[1]
Cash and cash equivalents at end of year	[2]	1	2	[1]
Unilever United States Inc Subsidiary Guarantor [member]
Disclosure Of Cash Flow Statement [line items]
Net cash flow from operating activities		(24)	(13)	[1]
Net cash flow from /(used in) investing activities		4,366	(460)	[1]
Net cash flow from/(used in) financing activities		(4,342)	471	[1]
Net increase/(decrease) in cash and cash equivalents	[1]		(2)
Cash and cash equivalents at beginning of year		(1)	(1)	[1]
Cash and cash equivalents at end of year		(1)	(3)	[1]
Non-guarantor Subsidiaries [member]
Disclosure Of Cash Flow Statement [line items]
Net cash flow from operating activities		1,924	2,286	[1]
Net cash flow from /(used in) investing activities		(3,380)	2,516	[1]
Net cash flow from/(used in) financing activities		2,263	(4,195)	[1]
Net increase/(decrease) in cash and cash equivalents		807	607	[1]
Cash and cash equivalents at beginning of year		3,078	3,147	[1]
Effect of foreign exchange rates		(116)	47	[1]
Cash and cash equivalents at end of year		3,769	3,801	[1]
Unilever Group [member]
Disclosure Of Cash Flow Statement [line items]
Net cash flow from operating activities		2,392	2,690	[1]
Net cash flow from /(used in) investing activities		(716)	(1,441)	[1]
Net cash flow from/(used in) financing activities		(856)	(679)	[1]
Net increase/(decrease) in cash and cash equivalents		820	570	[1]
Cash and cash equivalents at beginning of year		3,090	3,169	[1]
Effect of foreign exchange rates		(121)	72	[1]
Cash and cash equivalents at end of year		3,789	3,811	[1]
Eliminations [member]
Disclosure Of Cash Flow Statement [line items]
Net cash flow from /(used in) investing activities		(2,458)	570	[1]
Net cash flow from/(used in) financing activities		€ 2,458	€ (570)	[1]

[1]	Restated following adoption of IFRS 16. Refer note 1 and note 9.
[2]	The term 'Unilever parent entities' includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.